Schedule of investments
Nomura Climate Solutions Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.58%♣
Consumer Staples — 3.44%
Darling Ingredients †	97,400	$ 3,506,400
		3,506,400
Energy — 13.53%
Neste	152,385	3,447,425
Shell ADR	42,613	3,131,203
SLB	94,688	3,634,125
Valero Energy	21,909	3,566,566
		13,779,319
Industrials — 15.92%
Cummins	8,802	4,492,981
Kingspan Group	44,316	3,818,663
Schneider Electric	15,131	4,139,468
Waste Management	17,144	3,766,708
		16,217,820
Information Technology — 6.96%
First Solar †	15,798	4,126,912
Itron †	31,920	2,964,091
		7,091,003
Materials — 24.86%
Alcoa	75,872	4,031,838
Anglo American	91,777	3,796,128
CF Industries Holdings	40,656	3,144,335
Holcim	33,992	3,309,132
Johnson Matthey	106,186	3,046,176
Nutrien	51,495	3,178,271
Steel Dynamics	20,831	3,529,813
West Fraser Timber	21,010	1,285,352
		25,321,045
Real Estate — 3.11%
Weyerhaeuser	133,744	3,168,395
		3,168,395
Utilities — 30.76%
Ameren	38,908	3,885,353
CLP Holdings	356,000	3,184,385
CMS Energy	52,784	3,691,185
EDP Renovaveis	256,668	3,624,740
NextEra Energy	42,808	3,436,626
NiSource	86,251	3,601,842
RWE	58,116	3,079,384
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
SSE	105,567	$ 3,095,004
Xcel Energy	50,496	3,729,635
		31,328,154
Total Common Stocks (cost $78,762,556)		100,412,136

Short-Term Investments — 1.31%
Money Market Mutual Funds — 1.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	334,302	334,302
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	334,302	334,302
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	334,302	334,302
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	334,302	334,302
Total Short-Term Investments (cost $1,337,208)		1,337,208

Total Value of Securities—99.89% (cost $80,099,764)		101,749,344
Receivables and Other Assets Net of Liabilities—0.11%		115,255
Net Assets Applicable to 9,338,936 Shares Outstanding—100.00%		$101,864,599
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV061 [1225] 0226 (5191634)    1